Balance Sheet Impact of Net Unrealized Gains on Securities (Tables)	9 Months Ended
Sep. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
The following table shows (in millions) the components of the net unrealized gain on securities that is included in AOCI in GALIC’s Balance Sheet.

	Asset (Liability) before Unrealized	Impact of Unrealized Gains	Carrying Value of Asset (Liability)
September 30, 2015 (unaudited)
Fixed maturities	$24,253	$948	$25,201
Equity securities	508	(5)	503
Deferred policy acquisition costs	1,133	(385)	748
Annuity benefits accumulated	(25,652)	(111)	(25,763)
Unearned revenue (included in Other Liabilities)	(44)	20	(24)
Unrealized gain, pretax		467
Deferred tax on unrealized gain		(163)
Unrealized gain, after tax (included in AOCI)		$304

December 31, 2014
Fixed maturities	$21,820	$1,281	$23,101
Equity securities	340	46	386
Deferred policy acquisition costs	1,105	(525)	580
Annuity benefits accumulated	(23,380)	(112)	(23,492)
Unearned revenue (included in Other Liabilities)	(50)	31	(19)
Unrealized gain, pretax		721
Deferred tax on unrealized gain		(252)
Unrealized gain, after tax (included in AOCI)		$469

December 31, 2013
Fixed maturities	$19,445	$816	$20,261
Equity securities	233	40	273
Deferred policy acquisition costs	1,084	(336)	748
Annuity benefits accumulated	(20,588)	(70)	(20,658)
Unearned revenue (included in Other Liabilities)	(69)	22	(47)
Unrealized gain, pretax		472
Deferred tax on unrealized gain		(165)
Unrealized gain, after tax (included in AOCI)		$307